Basis of preparation (Tables)	12 Months Ended
Oct. 31, 2022
List Of Accounting Policies [Abstract]
Summary of Principal Subsidiaries and their Geographic Location
The Company’s principal subsidiaries and their geographic location as at October 31, 2022 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Holdings Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%
Li-Cycle Germany GmbH	Germany	100%
Li-Cycle Norway AS	Norway	67%

Schedule of Classification and Measurement Basis of the Company’s Financial Instruments
The classification and measurement basis of the Company’s financial instruments are as follows:

Financial Instrument	Measurement
Cash equivalents	Amortized cost
Trade accounts receivable	FVTPL
Other accounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Warrants	FVTPL
Convertible debt	Amortized cost
Conversion feature of convertible debt	FVTPL

Schedule of Estimated Useful Lives	The estimated useful lives, residual values and method of depreciation are reviewed each reporting period and any changes are accounted for on a prospective basis. The estimated useful lives are as follows:

Computers	3 years
Vehicles	5 years
Plant equipment	5 years
Furniture	7 years
Storage containers	10 years
Processing equipment	10 years
Leasehold improvements	Shorter of term of lease or estimated useful life